Accounts receivable, net of allowance - Accounts receivable, net of allowance (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 244,516		$ 225,408			$ 61,197
Less: allowance for doubtful accounts	(51)	$ (102)	(42)	$ (216)	$ (216)	(216)	$ (135)	$ (12,077)
Accounts receivable, net	244,465		225,366			60,981
Contract receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	168,413		161,408			44,696
Contract retainage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 76,103		$ 64,000			$ 16,501